Inventories	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Inventories
(5) Inventories

Inventories consisted of the following:

	December 31, 2018		December 31, 2017
	RMB	US$	RMB
Raw materials	14,154	2,059	19,626
Work-in-progress	1,473	214	1,277
Finished goods	14,558	2,117	9,195
Consumables and spare parts	610	89	600
Allowance for obsolescence	(6,120)	(890)	(6,120)
	24,675	3,589	24,578